Allowance for expected credit losses - Schedule of impairment allowances 1 (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ (870,816)	£ (846,753)
Total loans and advances to customers
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(459,857)	(449,745)
Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(404,624)	(384,394)
Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(43,605)	(51,700)
Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(5,608)	(6,010)
Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(6,020)	(7,641)
Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(312,280)	(306,215)
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(269,707)	(256,435)
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(32,722)	(38,159)
Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(3,831)	(3,980)
Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(6,020)	(7,641)
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(15,661)	(15,118)
Credit cards | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(13,385)	(12,457)
Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(2,144)	(2,507)
Credit cards | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(132)	(154)
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(87,602)	(88,607)
Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(81,272)	(79,342)
Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(4,904)	(7,615)
Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(1,426)	(1,650)
Allowance for expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,481	4,084
Allowance for expected credit losses | Financial assets at amortised cost
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,196	3,736
Allowance for expected credit losses | Financial assets at fair value through other comprehensive income
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	4	7
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	889	1,091
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | Financial assets at amortised cost
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	740	915
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses | Financial assets at fair value through other comprehensive income
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	4	7
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,286	1,629
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | Financial assets at amortised cost
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,160	1,469
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses | Financial assets at fair value through other comprehensive income
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,119	1,151
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | Financial assets at amortised cost
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,109	1,139
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses | Financial assets at fair value through other comprehensive income
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	187	213
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | Financial assets at amortised cost
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	187	213
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses | Financial assets at fair value through other comprehensive income
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Loans and advances to banks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1	8
Allowance for expected credit losses | Loans and advances to banks | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1	8
Allowance for expected credit losses | Loans and advances to banks | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Loans and advances to banks | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Loans and advances to banks | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Total loans and advances to customers
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,191	3,717	£ 4,518
Allowance for expected credit losses | Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	736	900	700
Allowance for expected credit losses | Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,160	1,467	1,808
Allowance for expected credit losses | Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1,108	1,137	1,757
Allowance for expected credit losses | Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	187	213	253
Allowance for expected credit losses | Total Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	2,309	2,691
Allowance for expected credit losses | Total Retail | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	531	668
Allowance for expected credit losses | Total Retail | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	896	1,095
Allowance for expected credit losses | Total Retail | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	695	715
Allowance for expected credit losses | Total Retail | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	187	213
Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	848	1,105	1,207
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	53	161	91
Allowance for expected credit losses | Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	273	374	552
Allowance for expected credit losses | Retail – UK mortgages | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	335	357	311
Allowance for expected credit losses | Retail – UK mortgages | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	187	213	253
Allowance for expected credit losses | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	579	699	666
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	149	168	120
Allowance for expected credit losses | Credit cards | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	297	401	433
Allowance for expected credit losses | Credit cards | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	133	130	113
Allowance for expected credit losses | Credit cards | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	882	887
Allowance for expected credit losses | Other | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	329	339
Allowance for expected credit losses | Other | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	326	320
Allowance for expected credit losses | Other | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	227	228
Allowance for expected credit losses | Other | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	882	1,022	1,698
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	205	232	214
Allowance for expected credit losses | Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	264	372	414
Allowance for expected credit losses | Commercial Banking | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	413	418	£ 1,070
Allowance for expected credit losses | Commercial Banking | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	4
Allowance for expected credit losses | Other | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	4
Allowance for expected credit losses | Other | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Debt securities:
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	4	11
Allowance for expected credit losses | Debt securities: | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3	7
Allowance for expected credit losses | Debt securities: | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	2
Allowance for expected credit losses | Debt securities: | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	1	2
Allowance for expected credit losses | Debt securities: | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other assets
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	15	26
Allowance for expected credit losses | Other assets | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	7	16
Allowance for expected credit losses | Other assets | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other assets | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	8	10
Allowance for expected credit losses | Other assets | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	270	322
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | 12-month expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	142	160
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	126	160
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | Stage 3 £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	2	2
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | POCI £m | Lifetime expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ 0	£ 0